Segment Information - Disclosure of Detailed Information about Assets and Liabilities Based on Operating Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total assets	$ 3,856,397	$ 3,967,361
Liabilities	(1,503,313)	(1,382,016)
Mesquite
Disclosure of operating segments [line items]
Total assets	280,420	332,555
Liabilities	(67,330)	(74,543)
Castle Mountain
Disclosure of operating segments [line items]
Total assets	290,604	261,631
Liabilities	(21,886)	(25,607)
Los Filos
Disclosure of operating segments [line items]
Total assets	1,119,403	1,108,533
Liabilities	(237,617)	(274,664)
Mercedes
Disclosure of operating segments [line items]
Total assets	0	207,538
Liabilities	0	(85,849)
Aurizona
Disclosure of operating segments [line items]
Total assets	335,839	363,703
Liabilities	(54,371)	(51,546)
Fazenda
Disclosure of operating segments [line items]
Total assets	106,945	138,143
Liabilities	(38,496)	(41,325)
RDM
Disclosure of operating segments [line items]
Total assets	146,043	119,468
Liabilities	(15,558)	(20,515)
Santa Luz
Disclosure of operating segments [line items]
Total assets	300,953	234,490
Liabilities	(22,120)	(22,016)
Greenstone
Disclosure of operating segments [line items]
Total assets	815,049	498,529
Liabilities	(173,665)	(120,657)
Corporate and other
Disclosure of operating segments [line items]
Total assets	461,141	702,771
Liabilities	$ (872,270)	$ (665,294)